INCOME TAX EXPENSE (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Notes and other explanatory information [abstract]
As of beginning	$ 1,215	¥ 8,378	¥ 8,378
Additions based on tax positions	91	630
As of ending	$ 1,306	¥ 9,008	¥ 8,378